Goodwill and Other Intangible Assets (2) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill Rollforward [Line Items]
Goodwill gross	$ 33,562,000,000	$ 33,556,000,000	$ 33,809,000,000
Accumulated impairment losses	(26,866,000,000)	(26,866,000,000)	(27,110,000,000)
Goodwill, net of impairment	6,696,000,000	6,690,000,000	6,699,000,000
Acquisitions	7,000,000	10,000,000
Dispositions	0	(8,000,000)
Impairment		(11,000,000)
Other	(1,000,000)
Finite-Lived Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, gross	433,000,000	442,000,000
Accumulated amortization	(201,000,000)	(182,000,000)
Finite-lived intangible assets, net	232,000,000	260,000,000
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets	5,832,000,000	5,832,000,000
Total intangible assets, net	6,064,000,000	6,092,000,000
Total intangible assets, gross	6,265,000,000	6,274,000,000
Amortization Expense [Abstract]
Amortization expense	39,000,000	45,000,000	50,000,000
Aggregate annual amortization expense for existing intangible assets subject to amortization for future five years [Abstract]
2014	31,000,000
2015	23,000,000
2016	18,000,000
2017	14,000,000
2018	13,000,000
Trade Names [Member]
Finite-Lived Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, gross	222,000,000	213,000,000
Accumulated amortization	(42,000,000)	(28,000,000)
Finite-lived intangible assets, net	180,000,000	185,000,000
Other Intangible Assets [Member]
Finite-Lived Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, gross	211,000,000	229,000,000
Accumulated amortization	(159,000,000)	(154,000,000)
Finite-lived intangible assets, net	52,000,000	75,000,000
Goodwill Gross [Member]
Goodwill Rollforward [Line Items]
Acquisitions	7,000,000	10,000,000
Dispositions	0	(263,000,000)
Impairment		0
Other	(1,000,000)
Accumulated Impairment Losses [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	255,000,000
Impairment		(11,000,000)
Other	0
Operating Segments [Member] | Entertainment Segment [Member]
Goodwill Rollforward [Line Items]
Goodwill gross	9,467,000,000	9,460,000,000	9,456,000,000
Accumulated impairment losses	(6,294,000,000)	(6,294,000,000)	(6,294,000,000)
Goodwill, net of impairment	3,173,000,000	3,166,000,000	3,162,000,000
Acquisitions	7,000,000	4,000,000
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Entertainment Segment [Member] | Goodwill Gross [Member]
Goodwill Rollforward [Line Items]
Acquisitions	7,000,000	4,000,000
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Entertainment Segment [Member] | Accumulated Impairment Losses [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Cable Networks Segment [Member]
Goodwill Rollforward [Line Items]
Goodwill gross	480,000,000	480,000,000	480,000,000
Accumulated impairment losses	0	0	0
Goodwill, net of impairment	480,000,000	480,000,000	480,000,000
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Cable Networks Segment [Member] | Goodwill Gross [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Cable Networks Segment [Member] | Accumulated Impairment Losses [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Publishing Segment [Member]
Goodwill Rollforward [Line Items]
Goodwill gross	406,000,000	407,000,000	407,000,000
Accumulated impairment losses	0	0	0
Goodwill, net of impairment	406,000,000	407,000,000	407,000,000
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	(1,000,000)
Operating Segments [Member] | Publishing Segment [Member] | Goodwill Gross [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	(1,000,000)
Operating Segments [Member] | Publishing Segment [Member] | Accumulated Impairment Losses [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	0
Impairment		0
Other	0
Operating Segments [Member] | Local Broadcasting Segment [Member]
Goodwill Rollforward [Line Items]
Goodwill gross	23,209,000,000	23,209,000,000	23,466,000,000
Accumulated impairment losses	(20,572,000,000)	(20,572,000,000)	(20,816,000,000)
Goodwill, net of impairment	2,637,000,000	2,637,000,000	2,650,000,000
Acquisitions	0	6,000,000
Dispositions	0	(8,000,000)
Impairment		(11,000,000)
Other	0
Operating Segments [Member] | Local Broadcasting Segment [Member] | Goodwill Gross [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	6,000,000
Dispositions	0	(263,000,000)
Impairment		0
Other	0
Operating Segments [Member] | Local Broadcasting Segment [Member] | Accumulated Impairment Losses [Member]
Goodwill Rollforward [Line Items]
Acquisitions	0	0
Dispositions	0	255,000,000
Impairment		(11,000,000)
Other	$ 0